UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: June 30, 2009
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Patriot Wealth Management, Inc.
Address:  5847 San Felipe, Suite 200
          Houston, TX 77057

13F File Number: 028-12304

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Patriot Wealth Management, Inc.
Title:  Chief Compliance Officer
Phone:  713-344-9300
Signature, Place and Date of Signing:

Todd Hanslik, Houston, TX    August 5, 2009



Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        87

Form 13F Information Table Value Total:    152831


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

								FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/PUT/	     INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER		TITLE OF CLASS	CUSIP		(X$1000)PRN AMT	PRNCALL	     DSCRETN	MANAGERSSOLE	SHARED	NONE
----------------------- --------------- --------------- -------------------	---	-------	--------------- ------	--------
M COMPANY	        COM	        88579y101	2445	40675	SH		Sole				40675
ACTIVISION INC  COM NEW	COM	        00507v109	425	33630	SH		Sole				33630
AIRGAS INC	        COM	        009363102	356	8775	SH		Sole				8775
ALBERTO CULVER CO	COM     	013078100	504	19818	SH		Sole				19818
AMEDISYS INC COM	COM	        023436108	384	11620	SH		Sole				11620
AON CORP COM	        COM	        037389103	1899	50145	SH		Sole				50145
APPLE COMPUTER INC	COM	        037833100	3734	26214	SH		Sole				26214
APPLIED MATERIAL INC	COM	        038222105	1963	178329	SH		Sole				178329
ASPEN INSURANCE HLDG	COM      	g05384105	448	20060	SH		Sole				20060
AT& T INC	        COM     	00206r102	9997	402457	SH		Sole				402457
ATHEROS COMMUNICATIONS  COM     	04743p108	370	19245	SH		Sole				19245
BANK NEW YORK MELLON	COM     	064058100	2324	79278	SH		Sole				79278
BAXTER INTERNTL INC	COM     	071813109	2762	52157	SH		Sole				52157
BECKMAN COULTER INC	COM     	075811109	423	7410	SH		Sole				7410
BEST BUY INC COM	COM     	086516101	1635	48830	SH		Sole				48830
BJS WHOLESALE CLUB INC	COM     	05548j106	441	13687	SH		Sole				13687
BLACK AND DECKER CRP    COM     	091797100	233	8135	SH		Sole				8135
BOK FINANCIAL CORP	COM     	05561q201	341	9040	SH		Sole				9040
BROADCOM CORP CL A	COM     	111320107	3238	130617	SH		Sole				130617
CERNER CORP COM	        COM     	156782104	460	7385	SH		Sole				7385
CHICOS FAS INC COM	COM     	168615102	367	37730	SH		Sole				37730
CHIPOTLE MEXICAN GRILL	COM     	169656105	368	4605	SH		Sole				4605
CISCO SYSTEMS INC   	COM     	17275r102	2088	111980	SH		Sole				111980
CITRIX SYS INC COM	COM     	177376100	499	15634	SH		Sole				15634
CME GROUP INC COM	COM     	12572q105	2408	7740	SH		Sole				7740
CROWN CASTLE INTL	COM     	228227104	461	19185	SH		Sole				19185
CVS CORP DELAWARE    	COM     	126650100	2634	82650	SH		Sole				82650
DANAHER CORP DEL 	COM     	235851102	2397	38822	SH		Sole				38822
DARDEN RESTAURANTS INC 	COM     	237194105	1715	52015	SH		Sole				52015
DENTSPLY INTL INC	COM     	249030107	389	12739	SH		Sole				12739
DEVRY INC DEL	        COM     	251893103	471	9415	SH		Sole				9415
DIAGEO P L C SPONSORED 	COM     	25243q205	2107	36812	SH		Sole				36812
DST SYSTEMS INC DEL	COM     	233326107	302	8166	SH		Sole				8166
DUKE REALTY INVT INC 	COM     	264411505	175	19950	SH		Sole				19950
EBAY INC COM	        COM     	278642103	1814	105875	SH		Sole				105875
EL PASO CORPORATION	COM     	28336l109	494	53470	SH		Sole				53470
ENERGEN CORP COM	COM     	29265N108	244	6125	SH		Sole				6125
EXPEDITORS INTL WASH   	COM     	302130109	387	11620	SH		Sole				11620
F5 NETWORKS INC	        COM     	315616102	447	12910	SH		Sole				12910
FLOWSERVE CORP	        COM     	34354p105	261	3744	SH		Sole				3744
FMC TECHS INC           COM     	30249u101	272	7240	SH		Sole				7240
GEN-PROBE INCORPORATED	COM     	36866t103	368	8545	SH		Sole				8545
GENERAL ELECTRIC	COM     	369604103	1205	102833	SH		Sole				102833
GILEAD SCIENCES INC COM	COM     	375558103	2956	63115	SH		Sole				63115
GOOGLE INC CL A	        COM     	38259p508	1975	4685	SH		Sole				4685
HARSCO CORP	        COM     	415864107	242	8535	SH		Sole				8535
INTL GAME TECHNOLOGY	COM     	459902102	236	14867	SH		Sole				14867
ISHARE DJ TEL SC INX	COM     	464287713	3099	174212	SH		Sole				174212
J P MORGAN CHASE & CO   COM     	46625H100	2119	62117	SH		Sole				62117
KOHLS CORP COM	        COM     	500255104	1878	43925	SH		Sole				43925
LUBRIZOL CORP	        COM     	549271104	438	9265	SH		Sole				9265
MANPOWER INC	        COM     	56418h100	349	8234	SH		Sole				8234
MICROSOFT CORP	        COM     	594918104	2606	109644	SH		Sole				109644
MIDCAP SPDR TR SER 1	COM     	595635103	16911	160754	SH		Sole				160697
MORGAN STANLEY	        COM     	617446448	2654	93090	SH		Sole				93090
NASDAQ STOCK MARKET COM	COM     	631103108	329	15452	SH		Sole				15452
NEW YORK CMNTY BANCORP	COM     	649445103	275	25702	SH		Sole				25702
PETSMART INC COM	COM     	716768106	308	14355	SH		Sole				14355
PFIZER INC DEL PV$0.05	COM     	717081103	2230	148686	SH		Sole				148686
POWER SHARES DYNAMICOIL COM     	73935x625	5958	437125	SH		Sole				437125
PRAXAIR INC	        COM     	74005p104	2139	30100	SH		Sole				30100
PRIDE INTERNATIONAL(DE)	COM     	74153q102	292	11645	SH		Sole				11645
RELIANCE STEEL & ALUM   COM     	759509102	388	10100	SH		Sole				10100
ROPER INDS INC NEW COM	COM     	776696106	393	8674	SH		Sole				8674
SECTOR SPDR ENERGY	COM     	81369y506	5580	116120	SH		Sole				116120
SECTOR SPDR UTILITIES	COM     	81369y886	3529	126530	SH		Sole				126530
SPDR SERIES TRUST OILGASCOM     	78464a748	330	15165	SH		Sole				15165
SPDR SERIES TRUST S&PHOMCOM     	78464a888	1593	135534	SH		Sole				135534
ST JUDE MEDICAL INC	COM     	790849103	2109	51320	SH		Sole				51320
STANDARD&POORS DEP RCPT	COM     	78462f103	12514	136092	SH		Sole				135819
STREETTRACKS GOLD TR 	COM     	78463v107	394	4323	SH		Sole				4323
SYNAPTICS INC COM	COM     	87157d109	324	8388	SH		Sole				8388
TAIWAN SEMICONDUCTOR SP	COM     	874039100	2156	229065	SH		Sole				229065
THERMO ELECTRON CORP 	COM     	883556102	2318	56850	SH		Sole				56850
US BANCORP (NEW)	COM     	902973304	1777	99145	SH		Sole				99145
VANGUARD MID-CAP ETF	COM     	922908629	243	5185	SH		Sole				5185
VARIAN SEMICONDUCTOR EQ	COM     	922207105	342	14255	SH		Sole				14255
VECTREN CORP COM	COM     	92240G101	431	18384	SH		Sole				18384
VIACOM INC NEW  CL B	COM     	92553p201	465	20470	SH		Sole				20470
VIACOM INC CLASS A	COM     	92553P102	1580	65884	SH		Sole				65884
WAL-MART STORES INC	COM     	931142103	2778	57359	SH		Sole				57359
WELLS FARGO & CO DEL    COM     	949746101	237	9779	SH		Sole				9779
ISHARES TR MSCI EAFE IDXCOM     	464287465	424	9257	SH		Sole				9257
VANGUARD EMERGINGMKTS S	COM     	922042858	7526	236526	SH		Sole				236526
BARCLAYS BANK PLC SPONP	PRF     	06739h776	403	22015	SH		Sole				22015
ROYAL BK SCOTLAND GRP 	PRF     	780097788	408	41616	SH		Sole				41616
TORTOISE ENERGY INFR 	PRF	        89147L100	1340	52645	SH		Sole				52645
